Property, Plant and Equipment (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment (Details) [Line Items]
Property, plant and equipment	2 years
Impairment charge on total book value	S/ 42,859,000
Group maintains accounts payable	14,560,000	S/ 7,615,000
Capitalized borrowing costs	S/ 2,739,000	S/ 103,000
Percentage of capitalized borrowing costs	5.30%
Mining assets [member]
Property, Plant and Equipment (Details) [Line Items]
Net acquisition costs related to coal concessions	S/ 15,488,000